              AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION
                              ON NOVEMBER 22, 1996


                                         SECURITIES ACT REGISTRATION NO. 2-91216
                                INVESTMENT COMPANY ACT REGISTRATION NO. 811-4023
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                            ------------------------

                                   FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         / /

                           PRE-EFFECTIVE AMENDMENT NO.                       / /


                         POST-EFFECTIVE AMENDMENT NO. 34                     /X/


                                     AND/OR

                        REGISTRATION STATEMENT UNDER THE

                          INVESTMENT COMPANY ACT OF 1940                     / /


                                 AMENDMENT NO. 35                            /X/


                        (Check appropriate box or boxes)

                            ------------------------

                        PRUDENTIAL MUNICIPAL SERIES FUND
               (Exact name of registrant as specified in charter)


                             GATEWAY CENTER THREE,
                            NEWARK, NEW JERSEY 07102
              (Address of Principal Executive Offices) (Zip Code)
       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (201) 367-7530


                               S. JANE ROSE, ESQ.
                              GATEWAY CENTER THREE
                            NEWARK, NEW JERSEY 07102
                    (Name and Address of Agent for Service)

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
                   As soon as practicable after the effective
                      date of the Registration Statement.

             It is proposed that this filing will become effective
                            (check appropriate box):


                         / / immediately upon filing pursuant to paragraph (b)



                         /X/ on December 2, 1996 pursuant to paragraph (b)


                         / / 60 days after filing pursuant to paragraph (a)(1)

                         / / on (date) pursuant to paragraph (a)(1)

                         / / 75 days after filing pursuant to paragraph (a)(2)

                         / / on (date) pursuant to paragraph (a)(2) of rule 485.

                         If appropriate, check the following box:

                         / / this post-effective amendment designates a new
                           effective date for a previously filed post-effective
                         amendment.


  Pursuant to rule 24f-2 under the Investment Company Act of 1940, Registrant has previously registered an indefinite number of its shares of beneficial interest, $.01 par value per share. The Registrant filed a notice for its fiscal year ended August 31, 1996 on October 29, 1996.


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                             CROSS REFERENCE SHEET
                           (AS REQUIRED BY RULE 495)

N-1A ITEM NO.                                                                LOCATION
---------------------------------------------------------------------------  ------------------------------------------------
PART A
Item  1.    Cover Page.....................................................  Cover Page
Item  2.    Synopsis.......................................................  Fund Expenses; Fund Highlights
Item  3.    Condensed Financial Information................................  Fund Expenses; Financial Highlights; How the
                                                                              Fund Calculates Performance
Item  4.    General Description of Registrant..............................  Cover Page; Fund Highlights; How the Fund
                                                                              Invests; General Information
Item  5.    Management of the Fund.........................................  Financial Highlights; How the Fund is Managed
Item  5A.   Management's Discussion of Fund Performance....................  Financial Highlights
Item  6.    Capital Stock and Other Securities.............................  Taxes, Dividends and Distributions; General
                                                                              Information
Item  7.    Purchase of Securities Being Offered...........................  Shareholder Guide; How the Fund Values its
                                                                              Shares
Item  8.    Redemption or Repurchase.......................................  Shareholder Guide; How the Fund Values its
                                                                              Shares; General Information
Item  9.    Pending Legal Proceedings......................................  Not Applicable
PART B
Item 10.    Cover Page.....................................................  Cover Page
Item 11.    Table of Contents..............................................  Table of Contents
Item 12.    General Information and History................................  General Information; Organization and
                                                                              Capitalization
Item 13.    Investment Objectives and Policies.............................  Investment Objectives and Policies; Investment
                                                                              Restrictions
Item 14.    Management of the Fund.........................................  Trustees and Officers; Manager; Distributor
Item 15.    Control Persons and Principal Holders of Securities............  Not Applicable
Item 16.    Investment Advisory and Other Services.........................  Manager; Distributor; Custodian, Transfer and
                                                                              Dividend Disbursing Agent and Independent
                                                                              Accountants
Item 17.    Brokerage Allocation and Other Practices.......................  Portfolio Transactions and Brokerage
Item 18.    Capital Stock and Other Securities.............................  Not Applicable
Item 19.    Purchase, Redemption and Pricing of Securities                   Purchase and Redemption of Fund Shares;
              Being Offered................................................   Shareholder Investment Account; Net Asset Value
Item 20.    Tax Status.....................................................  Distributions and Tax Information
Item 21.    Underwriters...................................................  Distributor
Item 22.    Calculation of Performance Data................................  Performance Information
Item 23.    Financial Statements...........................................  Financial Statements
PART C
   Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this
   Post-Effective Amendment to the Registration Statement.

PRUDENTIAL MUNICIPAL SERIES FUND



(MASSACHUSETTS SERIES)
(CLASS Z SHARES)

--------------------------------------------------------------------------------


PROSPECTUS DATED DECEMBER 2, 1996


----------------------------------------------------------------


Prudential Municipal Series Fund (the "Fund") (Massachusetts Series) (the "Series") is one of fourteen series of an open-end, management investment company, or mutual fund. This Series is diversified and is designed to provide the maximum amount of income that is exempt from Massachusetts state and federal income taxes consistent with the preservation of capital and, in conjunction therewith, the Series may invest in debt securities with the potential for capital gain. The net assets of the Series are invested in obligations within the four highest ratings of Moody's Investors Service, Standard & Poor's Ratings Group or another nationally recognized statistical rating organization or in unrated obligations which, in the opinion of the Fund's investment adviser, are of comparable quality. Subject to the limitations described herein, the Series may utilize derivatives, including buying and selling futures contracts and options thereon for the purpose of hedging its portfolio securities. There can be no assurance that the Series' investment objective will be achieved. See "How the Fund Invests-- Investment Objective and Policies." The Fund's address is Gateway Center Three, Newark, New Jersey 07102, and its telephone number is
(800) 225-1852.


--------------------------------------------------------------------------------

Class Z shares are offered exclusively for sale to a limited group of investors. Only Class Z shares are offered through this Prospectus. The Series also offers Class A, Class B and Class C shares through the attached Prospectus dated November 1, 1996 (the Retail Class Prospectus), which is a part hereof.

--------------------------------------------------------------------------------

This Prospectus sets forth concisely the information about the Fund and the Massachusetts Series that a prospective investor should know before investing. Additional information about the Fund has been filed with the Securities and Exchange Commission in a Statement of Additional Information dated November 1, 1996, which information is incorporated herein by reference (is legally considered a part of this Prospectus) and is available without charge upon request to the Fund at the address or telephone number noted above.

--------------------------------------------------------------------------------


INVESTORS ARE ADVISED TO READ THIS PROSPECTUS AND RETAIN IT FOR FUTURE
REFERENCE.

--------------------------------------------------------------------------------


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------
                                 FUND EXPENSES

SHAREHOLDER TRANSACTION EXPENSES                                                                       CLASS Z SHARES
                                                                                                      ----------------
    Maximum Sales Load Imposed on Purchases.........................................................        None
    Maximum Deferred Sales Load.....................................................................        None
    Maximum Sales Load Imposed on Reinvested Dividends..............................................        None
    Redemption Fees.................................................................................        None
    Exchange Fee....................................................................................        None

ANNUAL FUND OPERATING EXPENSES*                                                                        CLASS Z SHARES
                                                                                                      ----------------
(as a percentage of average net assets)
    Management Fees (Before Waiver).................................................................        .50%
    12b-1 Fees......................................................................................        None
    Other Expenses..................................................................................        .51%
                                                                                                      ----------------
    Total Fund Operating Expenses (Before Waiver)...................................................       1.01%
                                                                                                      ----------------
                                                                                                      ----------------



EXAMPLE                                                          1 YEAR      3 YEARS       5 YEARS      10 YEARS
                                                               ----------   ----------   -----------   -----------
 You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end
  of each time period:.......................................  $    10      $    32      $     56      $    124
 The  above example is based  on expenses expected to have  been incurred if Class Z  shares had been in existence throughout the fiscal year ended August 31, 1996. THE  EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF  PAST
 OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.
 The purpose of this table is to assist investors in understanding the various costs and expenses that an investor in  Class Z  shares of  the Massachusetts  Series will bear,  whether directly  or indirectly.  For more complete descriptions of  the various  costs  and expenses,  see "How  the  Fund is  Managed." "Other  Expenses"  includes operating  expenses  of the  Series,  such as  Trustees'  and professional  fees,  registration fees,  reports to shareholders and transfer agency and custodian fees.


------------

 *Estimated based on expenses expected to have been incurred if Class Z shares had been in existence throughout the fiscal year ended August 31, 1996, without taking into account the management fee waiver. At the current level of management fee waiver (.05% of 1), Management Fees would be .45% and Total Fund Operating Expenses would be .96% of average net assets of the Series' Class Z shares.

    THE FOLLOWING INFORMATION SUPPLEMENTS "HOW THE FUND IS MANAGED--DISTRIBUTOR" IN THE RETAIL CLASS PROSPECTUS:



    Prudential Securities Incorporated (Prudential Securities) serves as the Distributor of Class Z shares and incurs the expenses of distributing the Series' Class Z shares under a Distribution Agreement with the Fund, none of which is reimbursed by or paid for by the Series.



    THE    FOLLOWING    INFORMATION    SUPPLEMENTS    "TAXES,    DIVIDENDS   AND
DISTRIBUTIONS--TAXATION OF SHAREHOLDERS" IN THE RETAIL CLASS PROSPECTUS:



    The Fund has obtained opinions of counsel to the effect that neither (i) the conversion of Class B shares into Class A shares nor (ii) the exchange of any class of the Series' shares for any other class of its shares constitutes a taxable event for federal income tax purposes. However, such opinions are not binding on the Internal Revenue Service.



    THE FOLLOWING INFORMATION SUPPLEMENTS THE INFORMATION UNDER "SHAREHOLDER GUIDE--HOW TO BUY SHARES OF THE FUND" AND "SHAREHOLDER GUIDE--HOW TO SELL YOUR SHARES" IN THE RETAIL CLASS PROSPECTUS:



    Class Z shares of the Series are available for purchase by participants in any fee-based program sponsored by Prudential Securities or its affiliates which includes mutual funds as investment options and for which the Series is an available option.



    In connection with the sale of Class Z shares, the Manager, the Distributor or one of their affiliates may pay dealers, financial advisers and other persons which distribute shares a finders' fee based on a percentage of the net asset value of shares sold by such persons.



    THE FOLLOWING INFORMATION SUPPLEMENTS "SHAREHOLDER GUIDE--HOW TO EXCHANGE YOUR SHARES" IN THE RETAIL CLASS PROSPECTUS:



    Class Z shareholders of the Series may exchange their Class Z shares for Class Z shares of another Series or other Prudential Mutual Funds on the basis of relative net asset value. Shareholders who qualify to purchase Class Z shares (other than participants in any fee-based program) will have their Class B and Class C shares which are not subject to contingent deferred sales charges and their Class A shares exchanged for Class Z shares on a quarterly basis. Participants in any fee-based program for which the Series is an available option will have their Class A shares, if any, exchanged for Class Z shares when they elect to have those assets become a part of the fee-based program. Upon leaving the program (whether voluntarily or not), such Class Z shares (and, to the extent provided for in the program, Class Z shares acquired through participation in the program) will be exchanged for Class A shares at net asset value. See "Shareholder Guide--How to Exchange Your Shares--Special Exchange Privilege."



    THE   INFORMATION  ABOVE  ALSO  SUPPLEMENTS   THE  INFORMATION  UNDER  "FUND
HIGHLIGHTS" IN THE RETAIL CLASS PROSPECTUS AS APPROPRIATE.

No dealer, sales representative or any other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus, in connection with the offer contained herein, and, if given or made, such other information or representations must not be relied upon as having been authorized by the Fund or the Distributor. This Prospectus does not constitute an offer by the Fund or by the Distributor to sell or a solicitation of any offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful to make such offer in such jurisdiction.


                  -------------------------------------------


                               TABLE OF CONTENTS



                                           PAGE
                                          ------
FUND HIGHLIGHTS.........................       2
  Risk Factors and Special
   Characteristics......................       2
FUND EXPENSES...........................       4
FINANCIAL HIGHLIGHTS....................       5
HOW THE FUND INVESTS....................       8
  Investment Objective and Policies.....       8
  Other Investments and Policies........      12
  Investment Restrictions...............      13
HOW THE FUND IS MANAGED.................      13
  Manager...............................      13
  Distributor...........................      14
  Portfolio Transactions................      16
  Custodian and Transfer and Dividend
   Disbursing Agent.....................      16
HOW THE FUND VALUES ITS SHARES..........      17
HOW THE FUND CALCULATES PERFORMANCE.....      17
TAXES, DIVIDENDS AND DISTRIBUTIONS......      18
GENERAL INFORMATION.....................      20
  Description of Shares.................      20
  Additional Information................      21
SHAREHOLDER GUIDE.......................      21
  How to Buy Shares of the Fund.........      21
  Alternative Purchase Plan.............      22
  How to Sell Your Shares...............      24
  Conversion Feature--Class B Shares....      27
  How to Exchange Your Shares...........      28
  Shareholder Services..................      29
THE PRUDENTIAL MUTUAL FUND FAMILY.......     A-1



-------------------------------------------
MF119Z                                  44404AW



                         CUSIP No.: Class Z:



                                   PROSPECTUS
                                  DECEMBER 2,
                                      1996



Prudential


Municipal
Series Fund


-------------------

Massachusetts Series
(Class Z Shares)



                                     [LOGO]

                        PRUDENTIAL MUNICIPAL SERIES FUND
                             (MASSACHUSETTS SERIES)
                      Supplement dated December 2, 1996 to
                   Statement of Additional Information dated
                                November 1, 1996


THE FOLLOWING INFORMATION SUPPLEMENTS "PURCHASE AND REDEMPTION OF FUND SHARES" IN THE STATEMENT OF ADDITIONAL INFORMATION:


    Shares of each series of the Fund, other than the money market series, may be purchased at a price equal to the next determined net asset value per share plus a sales charge which, at the election of the investor, may be imposed either (i) at the time of purchase (Class A shares) or (ii) on a deferred basis (Class B or Class C shares). Class Z shares are offered to a limited group of investors at net asset value without any sales charges. See "Shareholder Guide--How to Buy Shares of the Fund" in each series' Prospectus.


SPECIMEN PRICE MAKE-UP


    Under the current distribution arrangements between the Fund and the Distributor, Class A shares are sold with a maximum sales charge of 3% and Class B*, Class C* and Class Z** shares are sold at net asset value. Using the Massachusetts Series' net asset value at August 31, 1996, the maximum offering price of the Series' shares is as follows:



CLASS A
Net asset value and redemption price per Class A share.................................   $   11.54
Maximum sales charge (3% of offering price)............................................         .36
                                                                                         -----------
Offering price to public...............................................................   $   11.90
                                                                                         -----------
                                                                                         -----------
CLASS B
Net asset value, offering price and redemption price per Class B share*................   $   11.53
                                                                                         -----------
                                                                                         -----------
CLASS C
Net asset value, offering price and redemption price per Class C share*................   $   11.53
                                                                                         -----------
                                                                                         -----------
CLASS Z
Net asset value, offering price and redemption price per Class Z share**...............   $   11.54
                                                                                         -----------
                                                                                         -----------


------------------------

* Class B and Class C shares are subject to a contingent deferred sales charge on certain redemptions. See "Shareholder Guide--How to Sell Your
Shares--Contingent Deferred Sales Charges" in the Prospectus.


**Class Z shares did not exist at August 31, 1996.



MF116C-2

    The Prospectuses of the Connecticut Money Market Series, the Florida Series, the Hawaii Income Series, the Maryland Series, the Massachusetts Series, the Massachusetts Money Market Series, the Michigan Series, the New Jersey Series, the New Jersey Money Market Series, the New York Series, the New York Income Series, the New York Money Market Series, the North Carolina Series, the Ohio Series and the Pennsylvania Series are incorporated by reference in their entirety from Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A (File No. 2-91216) filed on October 31, 1996. The Statement of Additional Information of Prudential Municipal Series Fund is incorporated by reference in its entirety from the filing on November 6, 1996 pursuant to Rule 497 under the Securities Act of 1933, as amended (File No. 2-91216).



    This Registration Statement is not intended to amend any Prospectus dated November 1, 1996 referred to above, except that of the Massachusetts Series, nor the Statement of Additional Information dated November 1, 1996 referred to above, except to the extent indicated, each of which shall remain in full force and effect.

                                     PART C
                               OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS.

    (A) FINANCIAL STATEMENTS:

        (1) Financial statements included in the Prospectuses constituting Part A of this Registration Statement:

          Financial Highlights.

        (2) Financial statements included in the Statement of Additional Information constituting Part B of this Registration Statement:

          Portfolio of Investments at August 31, 1996.

          Statement of Assets and Liabilities at August 31, 1996.

          Statement of Operations for the year ended August 31, 1996.

          Statement of Changes in Net Assets for the years ended August 31, 1996 and 1995.

          Notes to Financial Statements.

          Financial Highlights.

          Independent Auditors' Reports.

    (B) EXHIBITS:

         1. (a) Amended and Restated Declaration of Trust of the Registrant, incorporated by reference to Exhibit No. 1(a) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed via EDGAR on December 28, 1994 (File No. 2-91216).

          (b) Amended Certificate of Designation.*

         2. Restated By-Laws, incorporated by reference to Exhibit No. 2 to Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A filed via EDGAR on May 12, 1994 (File No. 2-91216).

         4. (a) Specimen receipt for shares of beneficial interest, $.01 par value, of the Registrant (for Class B shares), incorporated by reference to Exhibit No. 4 to Post-Effective Amendment No. 9 to the Registration Statement on Form N-1A filed October 31, 1988 (File No. 2-91216).

          (b) Specimen receipt for shares of beneficial interest, $.01 par value, of the Registrant (for Class A shares), incorporated by reference to Exhibit No. 4(b) to Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A filed August 24, 1990 (File No. 2-91216).

          (c) Specimen receipts for shares of beneficial interest of Florida Series and New Jersey Money Market Series, incorporated by reference to Exhibit No. 4(c) to Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A filed December 3, 1990 (File No. 2-91216).

          (d) Specimen receipts for shares of beneficial interest of Connecticut Money Market Series and Massachusetts Money Market Series, incorporated by reference to Exhibit No. 4(d) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A filed May 10, 1991 (File No. 2-91216).

          (e) Specimen receipt for shares of beneficial interest of New York Income Series, incorporated by reference to Exhibit No. 4(e) to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A filed March 8, 1993 (File No. 2-91216).

          (f) Specimen receipt for shares of beneficial interest of Florida Series (for Class D Shares), incorporated by reference to Exhibit No. 4(f) to Post-Effective Amendment No. 25 to the Registration Statement on Form N-1A filed April 30, 1993 (File No. 2-91216).

         5. (a) Management Agreement between the Registrant and Prudential Mutual Fund Management, Inc., incorporated by reference to Exhibit No. 5(a) to Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A filed November 2, 1989 (File No. 2-91216).

          (b) Subadvisory Agreement between Prudential Mutual Fund Management, Inc. and The Prudential Investment Corporation, incorporated by reference to Exhibit No. 5(b) to Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A filed November 2, 1989 (File No. 2-91216).


         6. (a) Amended and Restated Distribution Agreement between the Registrant (Connecticut Money Market Series, Massachusetts Money Market Series, New Jersey Money Market Series, New York Money Market Series) and Prudential Mutual Fund Distributors, Inc, incorporated by reference to Exhibit No. 6(a) to Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A filed via EDGAR on October 31, 1996 (File No. 2-91216).



          (b) Amendment to Distribution Agreements, incorporated by reference to Exhibit No. 6(b) to Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A filed via EDGAR on October 31, 1996 (File No. 2-91216).



          (c) Amended and Restated Distribution Agreement, incorporated by reference to Exhibit No. 6(c) to Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A filed via EDGAR on October 31, 1996 (File No. 2-91216).


         8. (a) Custodian Agreement between the Registrant and State Street Bank and Trust Company, incorporated by reference to Exhibit No. 8 to Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A filed November 2, 1989 (File No. 2-91216).

          (b) Custodian Agreement between the Registrant and State Street Bank and Trust Company, incorporated by reference to Exhibit No. 8(b) to Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A filed August 24, 1990 (File No. 2-91216).


         9. Transfer Agency and Service Agreement between the Registrant and Prudential Mutual Fund Services, Inc., incorporated by reference to Exhibit No. 9 to Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A filed November 2, 1989 (File No. 2-91216).


        11. Consent of Independent Accountants.*

        13. Purchase Agreement, incorporated by reference to Exhibit No. 13 to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A filed August 29, 1984 (File No. 2-91216).

        15. (a) Distribution and Service Plan between the Registrant (Class D shares) and Prudential Securities Incorporated, incorporated by reference to Exhibit No. 15(g) to Post-Effective Amendment No. 26 to the Registration Statement on Form N-1A filed via EDGAR on November 1, 1993 (File No. 2-91216).

          (b) Distribution and Service Plan between the Registrant (Connecticut Money Market Series, Massachusetts Money Market Series, New Jersey Money Market Series, New York Money Market Series) and Prudential Mutual Fund Distributors, Inc., incorporated by reference to Exhibit No. 15(j) to Post-Effective Amendment No. 26 to the Registration
          Statement on Form N-1A filed via EDGAR on November 1, 1993 (File No. 2-91216).

          (c) Distribution and Service Plan for Class A shares, incorporated by reference to Exhibit No. 15(c) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed via EDGAR on December 28, 1994 (File No. 2-91216).

          (d) Distribution and Service Plan for Class B shares, incorporated by reference to Exhibit No. 15(d) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed via EDGAR on December 28, 1994 (File No. 2-91216).

          (e) Distribution and Service Plan for Class C shares, incorporated by reference to Exhibit No. 15(e) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed via EDGAR on December 28, 1994 (File No. 2-91216).

        16. (a) Schedule of Computation of Performance Information, incorporated by reference to Exhibit No.16 to Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A filed November 2, 1989 (File No. 2-91216).

          (b) Schedule of Computation of Performance Information of Class A shares, incorporated by reference to Exhibit No. 16(b) to Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A filed December 3, 1990 (File No. 2-91216).


        17. Financial Data Schedules, incorporated by reference to Exhibit No. 17 to Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A filed via EDGAR on October 31, 1996 (File No. 2-91216).

        18. Rule 18f-3 Plan, incorporated by reference to Exhibit No. 18 to Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A filed via EDGAR on October 31, 1996 (File No. 2-91216).

------------------------
*Filed herewith.

ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

    None.

ITEM 26. NUMBER OF HOLDERS OF SECURITIES.

    As of October 4, 1996, each series of the Fund had the following number of record holders of shares of beneficial interest, $.01 par value per share:
Connecticut Money Market Series, 1,761 record holders; Florida Series, 2,376 record holders of Class A shares, 378 record holders of Class B shares and 198 record holders of Class C shares; Hawaii Income Series, 78 record holders of Class A shares, 301 record holders of Class B shares and 62 record holders of Class C shares; Maryland Series, 893 record holders of Class A shares, 823 record holders of Class B shares and 8 record holders of Class C shares; Massachusetts Series, 949 record holders of Class A shares, 939 record holders of Class B shares and 6 record holders of Class C shares; Massachusetts Money Market Series, 1,177 record holders; Michigan Series, 1,315 record holders of Class A shares, 1,565 record holders of Class B shares and 7 record holders of Class C shares; New Jersey Series, 3,029 record holders of Class A shares, 6,160 record holders of Class B shares and 55 record holders of Class C shares; New Jersey Money Market Series, 5,140 record holders; New York Money Market Series, 7,989 record holders; New York Series, 5,902 record holders of Class A shares, 5,556 record holders of Class B shares and 31 record holders of Class C shares; North Carolina Series, 910 record holders of Class A shares, 1,074 record holders of Class B shares and 7 record holders of Class C shares; Ohio Series, 2,050 record holders of Class A shares, 2,144 record holders of Class B shares and 7 record holders of Class C shares; and Pennsylvania Series, 3,570 record holders of Class A shares, 7,592 record holders of Class B shares and 34 record holders of Class C shares. As of October 4, 1996, the New York Income Series did not have any record holders of shares of beneficial interest.

ITEM 27. INDEMNIFICATION.

    Article V, Section 5.1 of the Registrant's Declaration of Trust provides that neither shareholders nor Trustees, officers, employees or agents shall be subject to personal liability to any other person, except (with respect to Trustees, officers, employees or agents) liability arising from bad faith, willful misfeasance, gross negligence or reckless disregard of his of her duties. Section 5.1 also provides that the Registrant will indemnify and hold harmless each shareholder against all claims and all expenses reasonably related thereto.

    As permitted by Sections 17(h) and (i) of the Investment Company Act of 1940 (the 1940 Act) and pursuant to Article VI of the Fund's By-Laws (Exhibit 2 to the Registration Statement), officers, Trustees, employees and agents of the Registrant will not be liable to the Registrant, any shareholder, officer, Trustee, employee, agent or other person for any action or failure to act, except for bad faith, willful misfeasance, gross negligence or reckless disregard of duties, and those individuals may be indemnified against liabilities in connection with the Registrant, subject to the same exceptions. As permitted by Section 17(i) of the 1940 Act, pursuant to Section 9 or 10 of each Distribution Agreement (Exhibit 6 to the Registration Statement), the Distributor of the Registrant may be indemnified against liabilities which it may incur, except liabilities arising from bad faith, gross negligence, willful misfeasance or reckless disregard of duties.

    Insofar as indemnification for liabilities arising under the Securities Act of 1933 (Securities Act) may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1940 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such Trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1940 Act and will be governed by the final adjudication of such issue.

    The Registrant has purchased an insurance policy insuring its officers and Trustees against liabilities, and certain costs of defending claims against such officers and Trustees, to the extent such officers and Trustees are not found to have committed conduct constituting willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties. The insurance policy also insures the Registrant against the cost of indemnification payments to officers and Trustees under certain circumstances.

    Section 9 of the Management Agreement (Exhibit 5(a) to the Registration Statement) and Section 4 of the Subadvisory Agreement (Exhibit 5(b) to the Registration Statement) limit the liability of Prudential Mutual Fund Management LLC (PMF) and The Prudential Investment Corporation (PIC), respectively, to liabilities arising from willful misfeasance, bad faith or gross negligence in the performance of their respective obligations and duties under the agreements.


    The Registrant hereby undertakes that it will apply the indemnification provisions of its By-Laws and each Distribution Agreement in a manner consistent with Release No. 11330 of the Securities and Exchange Commission under the 1940 Act so long as the interpretations of Sections 17(h) and 17(i) of such Act remain in effect and are consistently applied.

ITEM 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

    (a) Prudential Mutual Fund Management LLC

    See "How the Fund is Managed--Manager" in the Prospectuses constituting Part A of this Registration Statement and "Manager" in the Statement of Additional Information constituting Part B of this Registration Statement.

    The business and other connections of the officers of PMF are listed in Schedules A and D of Form ADV of PMF as currently on file with the Securities and Exchange Commission, the text of which is hereby incorporated by reference (File No. 801-31104).

    The business and other connections of PMF's directors and principal executive officers are set forth below. Except as otherwise indicated, the address of each person is Gateway Center Three, Newark, NJ 07102.

NAME AND ADDRESS               POSITION WITH PMF                                PRINCIPAL OCCUPATIONS
-----------------------------  -------------------------  -----------------------------------------------------------------
Brian Storms                   President and Chief        President and Chief Executive Officer, PMF
                                Executive Officer

    (b) The Prudential Investment Corporation (PIC)

    See "How the Fund is Managed--Manager" in the Prospectus constituting Part A of this Registration Statement and "Manager" in the Statement of Additional Information constituting Part B of this Registration Statement.

    The business and other connections of PIC's directors and executive officers are as set forth below. Except as otherwise indicated, the address of each person is Prudential Plaza, Newark, NJ 07102.

NAME AND ADDRESS               POSITION WITH PIC                                PRINCIPAL OCCUPATIONS
-----------------------------  -------------------------  -----------------------------------------------------------------
E. Michael Caulfield           Chairman of the Board,     Chief Executive Officer, Prudential Investments of Prudential;
                                President, Chief           Chairman of the Board, President, Chief Executive Officer and
                                Executive Officer and      Director, PIC
                                Director
Jonathan M. Greene             Senior Vice President and  President -- Investment Management, Prudential Investments of
                                Director                   Prudential; Senior Vice President and Director, PIC
John R. Strangfeld             Vice President and         President of Private Asset Management Group of Prudential; Vice
                                Director                   President and Director, PIC

ITEM 29. PRINCIPAL UNDERWRITERS

    (a) Prudential Securities Incorporated


    Prudential Securities Incorporated is distributor for The BlackRock Government Income Trust, Command Money Fund, Command Government Fund, Command Tax-Free Fund, The Global Government Plus Fund, Inc., The Global Total Return Fund, Inc., Global Utility Fund, Inc., Nicholas-Applegate Fund, Inc. (Nicholas-Applegate Equity Fund), Prudential Allocation Fund, Prudential California Municipal Fund, Prudential Distressed Securities Fund, Inc., Prudential Diversified Bond Fund, Inc., Prudential Dryden Fund, Prudential Emerging Growth Fund, Inc., Prudential Equity Fund, Inc., Prudential Equity Income Fund, Prudential Europe Growth Fund, Inc., Prudential Global Genesis Fund, Inc., Prudential Global Limited Maturity Fund, Inc., Prudential Government Income Fund, Inc., Prudential Government Securities Trust, Prudential High Yield Fund, Inc., Prudential Institutional Liquidity Portfolio, Inc., Prudential Intermediate Global Income Fund, Inc., Prudential Jennison Fund, Inc., Prudential MoneyMart Assets, Inc., Prudential Mortgage Income Fund, Inc., Prudential Multi-Sector Fund, Inc., Prudential Municipal Bond Fund, Prudential Municipal Series Fund, Prudential National Municipals Fund, Inc., Prudential Natural Resources Fund, Inc., Prudential Pacific Growth Fund, Inc., Prudential

Small Companies Fund, Inc., Prudential Special Money Market Fund, Inc., Prudential Structured Maturity Fund, Inc., Prudential Tax-Free Money Fund, Inc., Prudential Utility Fund, Inc., Prudential World Fund, Inc. and The Target Portfolio Trust. Prudential Securities is also a depositor for the following unit investment trusts:

                     Corporate Investment Trust Fund
                     Prudential Equity Trust Shares
                     National Equity Trust
                     Prudential Unit Trust
                     Government Securities Equity Trust
                     National Municipal Trust

    (b) Information concerning the officers and directors of Prudential Securities Incorporated is set forth below.

                                      POSITIONS AND                                                      POSITIONS AND
                                      OFFICES WITH                                                       OFFICES WITH
NAME(1)                               UNDERWRITER                                                        REGISTRANT
------------------------------------  -----------------------------------------------------------------  -----------------
Robert Golden.......................  Executive Vice President and Director                                    None
One New York Plaza
New York, NY 10292
Alan D. Hogan.......................  Executive Vice President, Chief Administrative Officer and               None
                                      Director
George A. Murray....................  Executive Vice President and Director                                    None
Leland B. Paton.....................  Executive Vice President and Director                                    None
One New York Plaza
New York, NY 10292
Martin Pfinsgraff...................  Executive Vice President, Chief Financial Officer and Director           None
Vincent T. Pica, II.................  Executive Vice President and Director                                    None
One New York Plaza
New York, NY 10292
Hardwick Simmons....................  Chief Executive Officer, President and Director                          None
Lee B. Spencer, Jr..................  Executive Vice President, Secretary, General Counsel and Director        None

------------------------
(1) The address of each person named is One Seaport Plaza, New York, NY 10292 unless otherwise indicated.

    (c) Registrant has no principal underwriter who is not an affiliated person of the Registrant.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

    All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules thereunder are maintained at the offices of State Street Bank and Trust Company, One Heritage Drive, North Quincy, Massachusetts 02171. The Prudential Investment Corporation, Prudential Plaza, 751 Broad Street, Newark, New Jersey, the Registrant, Gateway Center Three, Newark, New Jersey, and Prudential Mutual Fund Services, Inc., Raritan Plaza One, Edison, New Jersey. Documents required by Rules 31a-1(b)(5), (6), (7), (9),
(10) and (11) and 31a-1(f) will be kept at Two Gateway Center, documents required by Rules 31a-1(b)(4) and (11) and 31a-1(d) at Gateway Center Three, Newark, New Jersey and the remaining accounts, books and other documents required by such other pertinent provisions of Section 31(a) and the Rules promulgated thereunder will be kept by State Street Bank and Trust Company and Prudential Mutual Fund Services, Inc.

ITEM 31. MANAGEMENT SERVICES

    Other   than   as  set   forth  under   the  captions   "How  the   Fund  is
Managed--Manager" and "How the Fund is Managed-- Distributor" in the Prospectuses and under the captions "Manager" and "Distributor" in the Statement of Additional Information, constituting Part A and Part B, respectively, of this Registration Statement, Registrant is not a party to any management-related service contract.

ITEM 32. UNDERTAKINGS

    (a) The Registrant hereby undertakes to furnish each person to whom a Prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES


    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on this 22nd day of November, 1996.


                                               PRUDENTIAL MUNICIPAL SERIES FUND

                                               By:     /s/ RICHARD A. REDEKER

                                                 -------------------------------
                                                  Richard A. Redeker, President

    Pursuant  to  the  requirements  of   the  Securities  Act  of  1933,   this
Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


                         NAME                           TITLE                                                 DATE
------------------------------------------------------  --------------------------------------------  --------------------

             /s/ EDWARD D. BEACH
-------------------------------------------             Trustee                                          November 22, 1996
              Edward D. Beach

             /s/ EUGENE C. DORSEY
-------------------------------------------             Trustee                                          November 22, 1996
              Eugene C. Dorsey

             /s/ DELAYNE D. GOLD
-------------------------------------------             Trustee                                          November 22, 1996
               Delayne D. Gold

             /s/ ROBERT F. GUNIA
-------------------------------------------             Vice President and Trustee                       November 22, 1996
               Robert F. Gunia

           /s/ HARRY A. JACOBS, JR.
-------------------------------------------             Trustee                                          November 22, 1996
             Harry A. Jacobs, Jr.

-------------------------------------------             Trustee
              Donald D. Lennox

             /s/ MENDEL A. MELZER
-------------------------------------------             Trustee                                          November 22, 1996
              Mendel A. Melzer

            /s/ THOMAS T. MOONEY
-------------------------------------------             Trustee                                          November 22, 1996
              Thomas T. Mooney

            /s/ THOMAS H. O'BRIEN
-------------------------------------------             Trustee                                          November 22, 1996
              Thomas H. O'Brien

                         NAME                           TITLE                                                 DATE
------------------------------------------------------  --------------------------------------------  --------------------

            /s/ RICHARD A. REDEKER
-------------------------------------------             President and Trustee                            November 22, 1996
              Richard A. Redeker

            /s/ NANCY HAYS TEETERS
-------------------------------------------             Trustee                                          November 22, 1996
             Nancy Hays Teeters

-------------------------------------------             Trustee
               Louis A. Weil, III

              /s/ GRACE TORRES
-------------------------------------------             Principal Financial and Accounting Officer       November 22, 1996
                Grace Torres

                        PRUDENTIAL MUNICIPAL SERIES FUND
                                 EXHIBIT INDEX


  EXHIBIT                                                              PAGE
   NUMBER                         DESCRIPTION                         NUMBER
  --------  -------------------------------------------------------  --------
        1.  (a) Amended and Restated Declaration of Trust of the
            Registrant, incorporated by reference to Exhibit No.
            1(a) to Post-Effective Amendment No. 30 to the
            Registration Statement on Form N-1A filed via EDGAR on
            December 28, 1994 (File No. 2-91216).                      --
            (b) Amended Certificate of Designation.*
        2.  Restated By-Laws, incorporated by reference to Exhibit
            No. 2 to Post-Effective Amendment No. 27 to the
            Registration Statement on Form N-1A filed via EDGAR on
            May 12, 1994 (File No. 2-91216).                           --
        4.  (a) Specimen receipt for shares of beneficial interest,
            $.01 par value, of the Registrant (for Class B shares),
            incorporated by reference to Exhibit No. 4 to
            Post-Effective Amendment No. 9 to the Registration
            Statement on Form N-1A filed October 31, 1988 (File No.
            2-91216).                                                  --
            (b) Specimen receipt for shares of beneficial interest,
            $.01 par value, of the Registrant (for Class A shares),
            incorporated by reference to Exhibit No. 4(b) to
            Post-Effective Amendment No. 13 to the Registration
            Statement on Form N-1A filed August 24, 1990 (File No.
            2-91216).                                                  --
            (c) Specimen receipts for shares of beneficial interest
            of Florida Series and New Jersey Money Market Series,
            incorporated by reference to Exhibit No. 4(c) to
            Post-Effective Amendment No. 16 to the Registration
            Statement on Form N-1A filed December 3, 1990 (File No.
            2-91216).                                                  --
            (d) Specimen receipts for shares of beneficial interest
            of Connecticut Money Market Series and Massachusetts
            Money Market Series, incorporated by reference to
            Exhibit No. 4(d) to Post-Effective Amendment No. 19 to
            the Registration Statement on Form N-1A filed May 10,
            1991 (File No. 2-91216).                                   --
            (e) Specimen receipt for shares of beneficial interest
            of New York Income Series, incorporated by reference to
            Exhibit No. 4(e) to Post-Effective Amendment No. 24 to
            the Registration Statement on Form N-1A filed March 8,
            1993 (File No. 2-91216).                                   --
            (f) Specimen receipt for shares of beneficial interest
            of Florida Series (for Class D Shares), incorporated by
            reference to Exhibit No. 4(f) to Post-Effective
            Amendment No. 25 to the Registration Statement on Form
            N-1A filed April 30, 1993 (File No. 2-91216).              --
        5.  (a) Management Agreement between the Registrant and
            Prudential Mutual Fund Management, Inc., incorporated
            by reference to Exhibit No. 5(a) to Post-Effective
            Amendment No. 10 to the Registration Statement on Form
            N-1A filed November 2, 1989 (File No. 2-91216).            --
            (b) Subadvisory Agreement between Prudential Mutual
            Fund Management, Inc. and The Prudential Investment
            Corporation, incorporated by reference to Exhibit No.
            5(b) to Post-Effective Amendment No. 10 to the
            Registration Statement on Form N-1A filed November 2,
            1989 (File No. 2-91216).                                   --
        6.  (a) Amended and Restated Distribution Agreement between the Registrant (Connecticut Money Market Series,
            Massachusetts Money Market Series, New Jersey Money
            Market Series, New York Money Market Series) and
            Prudential Mutual Fund Distributors, Inc, incorporated
            by reference to Exhibit No. 6(a) to Post-Effective
            Amendment No. 33 to the Registration Statement on Form
            N-1A filed via EDGAR on October 31, 1996 (File No.
            2-91216).                                                  --
            (b) Amendment to Distribution Agreements, incorporated
            by reference to Exhibit No. 6(b) to Post-Effective
            Amendment No. 33 to the Registration Statement on Form
            N-1A filed via EDGAR on October 31, 1996 (File No.
            2-91216).                                                  --
            (c) Amended and Restated Distribution Agreement,
            incorporated by reference to Exhibit No. 6(c) to Post-
            Effective Amendment No. 33 to the Registration
            Statement on Form N-1A filed via EDGAR on October 31,
            1996 (File No. 2-91216).                                   --
        8.  (a) Custodian Agreement between the Registrant and
            State Street Bank and Trust Company, incorporated by
            reference to Exhibit No. 8 to Post-Effective Amendment
            No. 10 to the Registration Statement on Form N-1A filed
            November 2, 1989 (File No. 2-91216).                       --
            (b) Custodian Agreement between the Registrant and
            State Street Bank and Trust Company, incorporated by
            reference to Exhibit No. 8(b) to Post-Effective
            Amendment No. 13 to the Registration Statement on Form
            N-1A filed August 24, 1990 (File No. 2-91216).             --

  EXHIBIT                                                              PAGE
   NUMBER                         DESCRIPTION                         NUMBER
  --------  -------------------------------------------------------  --------
        9.  Transfer Agency and Service Agreement between the
            Registrant and Prudential Mutual Fund Services, Inc.,
            incorporated by reference to Exhibit No. 9 to
            Post-Effective Amendment No. 10 to the Registration
            Statement on Form N-1A filed November 2, 1989 (File No.
            2-91216).                                                  --
       11.  Consent of Independent Accountants.*
       13.  Purchase Agreement, incorporated by reference to
            Exhibit No. 13 to Pre-Effective Amendment No. 1 to the
            Registration Statement on Form N-1A filed August 29,
            1984 (File No. 2-91216).                                   --
       15.  (a) Distribution and Service Plan between the
            Registrant (Class D shares) and Prudential Securities
            Incorporated, incorporated by reference to Exhibit No.
            15(g) to Post-Effective Amendment No. 26 to the
            Registration Statement on Form N-1A filed via EDGAR on
            November 1, 1993 (File No. 2-91216).                       --
            (b) Distribution and Service Plan between the
            Registrant (Connecticut Money Market Series,
            Massachusetts Money Market Series, New Jersey Money
            Market Series, New York Money Market Series) and
            Prudential Mutual Fund Distributors, Inc., incorporated
            by reference to Exhibit No. 15(j) to Post-Effective
            Amendment No. 26 to the Registration Statement on Form
            N-1A filed via EDGAR on November 1, 1993 (File No.
            2-91216).                                                  --
            (c) Distribution and Service Plan for Class A shares,
            incorporated by reference to Exhibit No. 15(c) to
            Post-Effective Amendment No. 30 to the Registration
            Statement on Form N-1A filed via EDGAR on December 28,
            1994 (File No. 2-91216).                                   --
            (d) Distribution and Service Plan for Class B shares,
            incorporated by reference to Exhibit No. 15(d) to
            Post-Effective Amendment No. 30 to the Registration
            Statement on Form N-1A filed via EDGAR on December 28,
            1994 (File No. 2-91216).                                   --
            (e) Distribution and Service Plan for Class C shares,
            incorporated by reference to Exhibit No. 15(e) to
            Post-Effective Amendment No. 30 to the Registration
            Statement on Form N-1A filed via EDGAR on December 28,
            1994 (File No. 2-91216).                                   --
       16.  (a) Schedule of Computation of Performance Information,
            incorporated by reference to Exhibit No.16 to
            Post-Effective Amendment No. 10 to the Registration
            Statement on Form N-1A filed November 2, 1989 (File No.
            2-91216).                                                  --
            (b) Schedule of Computation of Performance Information
            of Class A shares, incorporated by reference to Exhibit
            No. 16(b) to Post-Effective Amendment No. 16 to the
            Registration Statement on Form N-1A filed December 3,
            1990 (File No. 2-91216).                                   --
       17.  Financial Data Schedules, incorporated by reference to
            Exhibit No. 17 to Post-Effective Amendment No. 33 to
            the Registration Statement on Form N-1A filed via EDGAR
            on October 31, 1996 (File No. 2-91216).                    --
       18.  Rule 18f-3 Plan, incorporated by reference to Exhibit
            No. 18 to Post-Effective Amendment No. 33 to the
            Registration Statement on Form N-1A filed via EDGAR on
            October 31, 1996 (File No. 2-91216).                       --

------------------------
*Filed herewith.